Lease	12 Months Ended
Jun. 30, 2024
Lease [Abstract]
LEASE
16.	LEASE

Supplemental balance sheet information related to the operating lease was as follows:

	As of June 30,
	2024	2023
Right-of-use assets	$35,273	$84,892

Operating lease liabilities - current	$45,269	$65,115
Operating lease liabilities - non-current	-	39,634
Total operating lease liabilities	$45,269	$104,749

The Company’s principal executive offices are located in Xiamen, Fujian, China, where Pupu Digital leases an office in Xiamen from an independent third party with an area of approximately 930 square meters, with a lease term of one year from March 21, 2024 to March 20, 2025 and a monthly rent of RMB27,888 (approximately $3,846).

Xiamen Pop Culture leases an office in Xiamen from an independent third party with an area of approximately 434 square meters, with a lease term of one year from January 20, 2023 to January 19, 2024 and a monthly rent of RMB12,154 (approximately $1,676).

Jiangxi Hualiu leases an office in Xiamen from an independent third party with an area of approximately 501 square meters, with a lease term of one year from March 21, 2024 to March 20, 2025 and a monthly rent of RMB12,523 (approximately $1,727).

Xiamen Pop Culture leases offices from an independent third party with an area of approximately 22,227 square meters, with a lease term from March 1, 2022 to February 28, 2025 and a monthly rent of RMB50,000 (approximately $6,952) and an increase in the monthly rent every year. The lease agreement was terminated on December 31, 2022.

Guangzhou Shuzhi leases an office in Guangzhou from an independent third party with an area of approximately 71 square meters, with a lease term of two years from August 1, 2022 to August 1, 2024 and a monthly rent of RMB5000 (approximately $690). Guangzhou Shuzhi purchased the building in October 2022, and terminated the lease agreement.

Guangzhou Shuzhi leases an office in Guangzhou from an independent third party with an area of approximately 68 square meters, with a lease term of one and half years from January 1, 2022 to July 31, 2023. The monthly rent from January 1, 2022 to July 31, 2022 was RMB10,976 (approximately $1,514), and RMB11,628 (approximately $1,604) from August 1, 2022 to July 31, 2023. On February 1, 2023, the monthly rent was changed to RMB9,113 (approximately $1,257).

Guangzhou Shuzhi leased an office in Guangzhou from an independent third party with an area of approximately 284 square meters, with a lease term of one and half years from January 1, 2022 to July 31, 2023. The monthly rent from January 1, 2022 to July 31, 2022 was RMB44,012 (approximately $6,070), and RMB46,635 (approximately $6,431) from August 1, 2022 to July 31, 2023. The lease agreement was terminated on February 1, 2023.

Shenzhen Pop leases an office in Shenzhen from an independent third party with an area of approximately 294 square meters, with a lease term of one year from March 9, 2022 to March 8, 2025 and a monthly rent ranging from RMB38,408 (approximately $5,297) to RMB44,463 (approximately $6,118).

Xiamen Pop Culture leases an office in Xiamen from an independent third party with an area of approximately 413 square meters, with a lease term starting from September 1, 2023 to a day either party ask to terminate, and a monthly rent ranging from RMB28,800 (approximately $3,963).

The weighted average remaining lease terms and discount rates for the operating lease of Shenzhen Pop as of June 30, 2024 were as follows:

Remaining lease term and discount rate:

Weighted average remaining lease term (years)	0.68
Weighted average discount rate	6.92%

During the fiscal years ended June 30, 2024, 2023, and 2022, the Company incurred total operating lease expenses of $50,881, $120,261, and $84,552, respectively.

As of June 30, 2024, the future minimum rent payable under the non-cancelable operating lease for fiscal years ended June 30 were:

2025	46,454
Less: imputed interest	(1,185)
Present value of lease liabilities	$45,269